Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Trade payables	$ 871,017	$ 623,130	$ 548,087
Accrued interest			33,553
Accrued payroll and related expenses	193,062	145,837	783,144
Other	166,628	385,105	413,309
Total	$ 1,230,707	$ 1,154,072	$ 1,778,093